Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]	The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the three and six months ended June 30, 2017:

		As of June 30, 2017
		Three months ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$(3,078)	3,078	$—
INVESTING ACTIVITIES	Cash acquired in the purchase of the Höegh Grace entities	—	—	—
FINANCING ACTIVITIES	Restricted cash	78	(78)	—

Increase (decrease) in cash, cash equivalents and restricted cash		(3,315)	3,000	(315)
Cash, cash equivalents and restricted cash, beginning of period		18,767	22,994	41,761
Cash, cash equivalents and restricted cash, end of period		$15,452	25,994	$41,446

		As of June 30, 2017
		Six months ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$(3,844)	3,844	$—
INVESTING ACTIVITIES	Cash acquired in the purchase of the Höegh Grace entities	3,774	19	3,793
FINANCING ACTIVITIES	Restricted cash	78	(78)	—

Increase (decrease) in cash, cash equivalents and restricted cash		(3,463)	3,785	322
Cash, cash equivalents and restricted cash, beginning of period		18,915	22,209	41,124
Cash, cash equivalents and restricted cash, end of period		$15,452	25,994	$41,446